Preferred Stock - Additional Information (Detail)	1 Months Ended	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2017 USD ($) Director Installment $ / shares shares	Mar. 10, 2017 $ / shares shares	Mar. 03, 2017 $ / shares shares	Dec. 31, 2016 shares
Temporary Equity [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Redeemable convertible preferred stock, voting rights		The holders of redeemable convertible preferred stock were entitled to the number of votes equal to the number of whole shares of Aerpio common stock into which the shares of redeemable convertible preferred stock were convertible. Except as provided by law or otherwise, the holders of redeemable convertible preferred stock voted together with the holders of Aerpio common stock as a single class. Certain significant actions required approval by at least 50% of the holders of redeemable convertible preferred stock voting as a single class on an as converted basis.
Redeemable convertible preferred stock conversion percentage	300.00%	100.00%
Redeemable convertible preferred stock redemption date		Jul. 31, 2017
Minimum [Member]
Temporary Equity [Line Items]
Percentage of redeemable convertible preferred stock voting rights		50.00%
Proceeds from Issuance Initial Public Offering | $		$ 40,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized					1,326,147
Redeemable convertible preferred stock, shares issued					1,239,338
Redeemable convertible preferred, shares outstanding					1,239,338
Redeemable convertible preferred stock distribution to be paid | $ / shares		$ 4.27
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized					8,368,247
Redeemable convertible preferred stock, shares issued					8,289,663
Redeemable convertible preferred, shares outstanding					8,289,663
Redeemable convertible preferred stock distribution to be paid | $ / shares		$ 3.97
Series A2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized					4,660,573
Redeemable convertible preferred stock, shares issued					4,486,015
Redeemable convertible preferred, shares outstanding					4,486,015
Redeemable convertible preferred stock, dividend rate, percentage		6.00%
Redeemable convertible preferred stock distribution to be paid | $ / shares		$ 4.90
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred, shares outstanding					14,015,016
Number of board of directors appointed by redeemable convertible preferred shares holders | Director		6
Number of board of directors appointed by common shares holders | Director		2
Number of board of directors appointed by common shares holders under certain circumstances | Director		1
Share Price | $ / shares		$ 14.70
Number of installments payable | Installment		3
Annual installment payable commencing period		60 days
Redeemable Convertible Preferred Stock | Minimum [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock conversion basis percentage		50.00%
Redeemable Convertible Preferred Stock | Maximum [Member]
Temporary Equity [Line Items]
Number of board of directors appointed by redeemable convertible preferred shares holders under certain circumstances | Director		4
Series A Redeemable Convertible Preferred Stock and Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, dividend rate, percentage		6.00%